Share-based payment arrangements (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of share option plan

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
As of October 1, 2015 (*1)	9,500,000	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 29, 2016 (*2)	85,638	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 15, 2020	7,000,000	2 years’ service from grant date	7 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
Total share options	16,585,638

(*1)	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of June 30, 2026, there were no exercisable options outstanding related to this grant.
(*2)	The options granted as of June 29, 2016 have been fully vested and exercised. As of June 30, 2026, there were no exercisable options outstanding related to this grant.

Grant date	Number of instruments	Vesting conditions	Contractual life of options	Type	Underlying assets
As of October 1, 2015 (*1)	9,500,000	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 29, 2016 (*2)	85,638	2 years’ service from grant date	9 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
As of June 15, 2020	7,000,000	2 years’ service from grant date	7 years	Equity-settled	CUBEBIO Co., Ltd.’s ordinary shares
Total share options	16,585,638

(*1)	The options granted as of October 1, 2015 have been fully vested. Certain of these options were exercised, and the remaining options expired upon reaching the end of their contractual life. As of December 31, 2025, there were no exercisable options outstanding related to this grant
(*2)	The options granted as of June 29, 2016 have been fully vested and exercised. As of December 31, 2025, there were no exercisable options outstanding related to this grant.

Schedule of share option grant

Share option plan (equity-settled)		June 15, 2020
		(In Korean Won and number of shares)
Fair value of option	₩	1,132
Share price	₩	1,412
Exercise price	₩	500
Risk - free interest rate (based on government bonds)		3.89%
Volatility (*)		83.78%
Expected term (years)		4 ~ 5
Expected dividend		0%

(*)	Volatility has been calculated based on an evaluation of the historical volatility of other companies’ share prices, which are listed in KOSDAQ, particularly over the historical period commensurate with the prior year.

Share option plan (equity-settled)		June 15, 2020
		(In Korean won and number of shares)
Fair value of option	₩	1,132
Share price	₩	1,412
Exercise price	₩	500
Risk - free interest rate (based on government bonds)		3.89%
Volatility (*)		83.78%
Expected term (years)		4 ~ 5
Expected dividend		0%

(*)	Volatility has been calculated based on an evaluation of the historical volatility of other companies’ share prices, which are listed in KOSDAQ, particularly over the historical period commensurate with the prior year.

Schedule of reconciliation of outstanding share options

	Six-month period ended June 30, 2026			Six-month period ended June 30, 2025
Share option plan (equity-settled)	Number of options	Exercise Price(*)		Number of options	Exercise Price(*)
	(In Korean Won and number of options)
Outstanding at January 1	640,160	₩	500	640,160	₩	500
Exercised during the period	-		-	-		-
Outstanding at June 30	640,160		500	640,160		500
Exercisable at June 30	640,160	₩	500	640,160	₩	500

(*)	Weighted average exercise price per share.

	2025			2024
Share option plan (equity-settled)	Number of options		Exercise price(*)	Number of options		Exercise price(*)
	(In Korean Won and number of options)
Outstanding at January 1	640,160	₩	500	3,893,760	₩	500
Expired during the year	-		-	(1,200,000)		-
Exercised during the year	-		-	(2,053,600)		500
Outstanding at December 31	640,160		500	640,160		500
Exercisable at December 31	640,160	₩	500	640,160	₩	500

(*)	Weighted average exercise price per share.